Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Changes in Redeemable Preferred Units
	Series A-1 preferred units		Series A preferred units
	Units	Amount	Units	Amount
Balance, December 31, 2021	300,000	$30,210	—	$—
Series A units issued by OPAL Fuels	—	—	1,000,000	100,000
Paid-in-kind dividends attributable to OPAL Fuels		1,752		3,031
Paid-in kind dividends attributable to Class A common stockholders	—	68	—	242
Balance, September 30, 2022	300,000	$32,030	1,000,000	$103,273